Investment Objectives and Goals	Aug. 03, 2026
Voya Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Voya Core Bond ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return. Total return consists of current income and capital appreciation.
Voya Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Voya Multi-Sector Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high levels of current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Voya Ultra Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Voya Ultra Short Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high levels of current income consistent with preservation of capital.